Supplementary Financial Statement Information (Details) - Schedule of revenues by geographical area - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
United states and Canada [Member]
Supplementary Financial Statement Information (Details) - Schedule of revenues by geographical area [Line Items]
Total revenues	$ 174	$ 15,013	$ 5,768
Europe and Israel [Member]
Supplementary Financial Statement Information (Details) - Schedule of revenues by geographical area [Line Items]
Total revenues	125	628	369
Total [Member]
Supplementary Financial Statement Information (Details) - Schedule of revenues by geographical area [Line Items]
Total revenues	$ 299	$ 15,641	$ 6,137